STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

September 12, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus BNY Mellon Funds, Inc. (Registration Nos. 333-192305 and 811-22912)

Ladies and Gentlemen:

On behalf of Dreyfus BNY Mellon Funds, Inc. (the "Company"), and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") Post-Effective Amendment No. 12 ("Post-Effective Amendment No. 12") to the Company's Registration Statement on Form N-1A (the "Registration Statement").  Post-Effective Amendment No. 12 is being filed in order to add a new series to the Company, Dreyfus Emerging Markets Debt U.S. Dollar Fund (the "fund").  The statement of additional information included in Post-Effective Amendment No. 12 has been marked to indicate changes from the currently effective version filed with the Commission on May 1, 2014 pursuant to Rule 497 under the Securities Act.

The fund seeks to maximize total return.  To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in emerging market bonds and other debt instruments denominated in U.S. dollars, and in derivative instruments that provide investment exposure to such securities.  The fund's investments in bonds and other debt instruments consist principally of U.S. dollar-denominated emerging market sovereign, quasi-sovereign and corporate bonds and notes, including loan participation notes.  Standish Mellon Asset Management Company LLC, an affiliate of The Dreyfus Corporation, is the fund's subadviser.  The fund's portfolio managers employ an investment process that uses in-depth fundamental country and credit analysis.  A "top down" analysis of macroeconomic, financial and political variables guides country allocation, while a "bottom-up" analysis of the fundamental measures of an issuer's creditworthiness guides securities selection.  The fund's portfolio managers also consider market technicals and the global risk environment.  The fund is not restricted as to credit quality when making investments in debt securities.

Pursuant to an exemptive order from the Commission, the fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

The fund intends to offer four classes of shares—Class A, Class C, Class I and Class Y shares—for which the distribution and shareholder servicing fees (as applicable), investor services and privileges and process for determining each class's net asset value will be the same as those of Class A, Class C, Class I and Class Y shares, respectively, of other similar funds in the Dreyfus Family of Funds.

The Company anticipates filing one or more additional post-effective amendments to the Registration Statement with respect to the fund as necessary to respond to comments of the staff of the Commission.

Please telephone the undersigned at 212.806.6658 if you have any questions.

Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein

cc: Janna Manes